Financial Instruments - Schedule of Level 3 Financial Assets Fair Values (Details) - Level 3 - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Financial assets associated with contingent consideration arrangements
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
As of the beginning of the year	¥ 10,197	¥ 12,293
Recognition of financial assets associated with contingent consideration arrangements	0	147
Changes recognized as finance income (expenses)	564	516
Changes in fair value of financial assets associated with contingent consideration due to other elements than time value	(566)	(1,789)
Changes in fair value of financial assets measured at fair value through OCI and exchange differences on translation of foreign operations	293	(970)
Purchases	0	0
Sales	0	0
Transfers to Level 1	0	0
Acquisition from conversion of convertible notes	0	0
Transfers to investments accounted for using the equity method	0	0
Transfers from investments accounted for using the equity method	0	0
As of the end of the year	10,488	10,197
Equity instruments
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
As of the beginning of the year	73,614	88,925
Recognition of financial assets associated with contingent consideration arrangements	0	0
Changes recognized as finance income (expenses)	0	0
Changes in fair value of financial assets associated with contingent consideration due to other elements than time value	0	0
Changes in fair value of financial assets measured at fair value through OCI and exchange differences on translation of foreign operations	(10,676)	(16,846)
Purchases	3,236	2,843
Sales	(777)	(361)
Transfers to Level 1	0	(1,626)
Acquisition from conversion of convertible notes	1,500	1,488
Transfers to investments accounted for using the equity method	(1,182)	(809)
Transfers from investments accounted for using the equity method	591	0
As of the end of the year	¥ 66,306	¥ 73,614